Liquidity - Private Placement Transactions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Effective Interest Rate	3.33%	3.49%	1.23%
Carrying Amount	€ 8,937	€ 7,169
Private placements
Financial Liabilities
Carrying Amount	€ 99	388
Tranche 8-2012
Financial Liabilities
Coupon Rate	3.33%
Effective Interest Rate	3.37%
Carrying Amount	€ 0	294
Tranche 9-2012
Financial Liabilities
Coupon Rate	3.53%
Effective Interest Rate	3.57%
Carrying Amount	€ 99	€ 95